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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number                     811-05769
Invesco Van Kampen High Income Trust II

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code:           (713) 626-1919
Date of fiscal year end:           12/31
Date of reporting period:           9/30/10

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX

Item 1. Schedule of Investments.

Invesco Van Kampen High Income Trust II
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VK-CE-HINC2-QTR-1 09/10	Invesco Advisers, Inc.

Invesco Van Kampen High Income Trust II
Schedule of Investments ▪ September 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 139.5%
	Advertising 0.4%
$185	Lamar Media Corp.	7.875%	04/15/18	$195,637
35	Visant Corp. (a)	10.000	10/01/17	36,838

				232,475

	Aerospace & Defense 2.3%
35	Alliant Techsystems, Inc.	6.875	09/15/20	35,700
220	BE Aerospace, Inc.	6.875	10/01/20	225,500
295	Bombardier, Inc. (Canada) (a)	7.750	03/15/20	320,812
395	Hexcel Corp.	6.750	02/01/15	404,875
360	Triumph Group, Inc.	8.000	11/15/17	368,100

				1,354,987

	Airlines 4.6%
418	American Airlines, Inc.	10.180	01/02/13	418,060
40	Continental Airlines, Inc. (a)	6.750	09/15/15	40,800
120	Continental Airlines, Inc., Ser B	9.250	05/10/17	130,575
951	Continental Airlines, Inc., Ser C	7.339	04/19/14	960,968
485	Delta Air Lines, Inc. (a)	9.500	09/15/14	528,650
50	Inaer Aviation Finance, Ltd. (Spain) (a)	9.500	08/01/17	68,333
104	UAL Corp.	6.636	07/02/22	104,717
505	United Airlines, Inc. (a)	9.875	08/01/13	545,400

				2,797,503

	Aluminum 0.4%
210	Century Aluminum Co.	8.000	05/15/14	208,819

	Apparel, Accessories & Luxury Goods 1.4%
255	Hanesbrands, Inc. (b)	4.121	12/15/14	246,713

See accompanying notes which are integral part of this schedule.	1

Invesco Van Kampen High Income Trust II
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Apparel, Accessories & Luxury Goods (continued)
$140	Phillips Van-Heusen Corp.	7.375%	05/15/20	$148,225
460	Quiksilver, Inc.	6.875	04/15/15	437,000

				831,938

	Apparel Retail 0.2%
120	Collective Brands, Inc.	8.250	08/01/13	122,400

	Auto Manufacturing 0.6%
95	Allison Transmission, Inc. (a)	11.000	11/01/15	103,312
680	Motors Liquidation Co. (c)	8.375	07/15/33	232,900

				336,212

	Auto Parts & Equipment 0.7%
110	Tenneco, Inc. (a)	7.750	08/15/18	114,400
270	Tenneco, Inc.	8.125	11/15/15	284,850

				399,250

	Broadcasting 0.3%
165	LIN Television Corp.	6.500	05/15/13	165,000

	Broadcasting & Cable TV 1.5%
170	Allbritton Communications Co.	8.000	05/15/18	171,487
280	Clear Channel Worldwide Holdings, Inc.	9.250	12/15/17	300,300
50	ITV PLC (United Kingdom)	5.375	10/19/15	78,152
70	ITV PLC (United Kingdom)	7.375	01/05/17	113,812
235	Kabel Deutschland GmbH (Germany)	10.625	07/01/14	245,881

				909,632

See accompanying notes which are integral part of this schedule.	2

Invesco Van Kampen High Income Trust II
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Brokerage 0.3%
$170	Merrill Lynch & Co., Inc.	6.110%	01/29/37	$167,389

	Building Products 4.6%
475	AMH Holdings, Inc.	11.250	03/01/14	494,297
180	Building Materials Corp. (a)	6.875	08/15/18	177,750
170	Building Materials Corp. (a)	7.500	03/15/20	172,550
270	Gibraltar Industries, Inc., Ser B	8.000	12/01/15	264,600
585	Nortek, Inc.	11.000	12/01/13	625,950
805	Ply Gem Industries, Inc.	11.750	06/15/13	863,362
145	Ply Gem Industries, Inc.	13.125	07/15/14	148,625

				2,747,134

	Cable 1.6%
100	NTL Cable PLC (United Kingdom)	9.125	08/15/16	107,375
140	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.250	10/30/17	142,450
605	CSC Holdings LLC	8.625	02/15/19	686,675

				936,500

	Casinos & Gaming 4.7%
200	Great Canadian Gaming Co. (Canada) (a)	7.250	02/15/15	204,000
105	Mandalay Resorts Group	7.625	07/15/13	88,725
1,310	MGM Resorts International	10.375	05/15/14	1,457,375
250	Pinnacle Entertainment, Inc.	8.625	08/01/17	266,250
35	Scientific Games Corp. (a)	8.125	09/15/18	36,225
360	Seneca Gaming Corp.	7.250	05/01/12	356,400
405	Wynn Las Vegas LLC (a)	7.750	08/15/20	431,325

				2,840,300

	Chemicals 2.5%
605	Airgas, Inc. (a)	7.125	10/01/18	669,281

See accompanying notes which are integral part of this schedule.	3

Invesco Van Kampen High Income Trust II
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Chemicals (continued)
$834	Westlake Chemical Corp.	6.625%	01/15/16	$847,553

				1,516,834

	Coal & Consumable Fuels 0.4%
90	Consol Energy, Inc. (a)	8.250	04/01/20	98,550
115	Peabody Energy Corp.	6.500	09/15/20	124,200

				222,750

	Commercial Services 0.2%
90	FTI Consulting, Inc. (a)	6.750	10/01/20	91,350

	Commodity Chemicals 0.1%
55	Celanese US Holdings LLC (a)	6.625	10/15/18	56,237

	Construction & Engineering 0.5%
295	MasTec, Inc.	7.625	02/01/17	296,475

	Construction & Farm Machinery & Heavy Trucks 2.3%
195	Case New Holland, Inc. (a)	7.875	12/01/17	214,500
150	CNH America LLC	7.250	01/15/16	161,250
125	Esco Corp. (a)	8.625	12/15/13	129,062
490	Navistar International Corp.	8.250	11/01/21	524,912
205	Oshkosh Corp.	8.500	03/01/20	222,938
100	Titan International, Inc. (a)(d)	7.875	10/01/17	101,563

				1,354,225

	Construction Materials 0.6%
360	Texas Industries, Inc. (a)	9.250	08/15/20	375,300

	Consumer Finance 5.6%
1,370	Ally Financial, Inc. (a)	7.500	09/15/20	1,469,325
851	Ford Motor Credit Co., LLC	8.000	12/15/16	968,012
655	Ford Motor Credit Co., LLC	8.125	01/15/20	763,075

See accompanying notes which are integral part of this schedule.	4

Invesco Van Kampen High Income Trust II
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Consumer Finance (continued)
$170	National Money Mart Co. (Canada)	10.375%	12/15/16	$181,688

				3,382,100

	Department Stores 0.1%
85	Sears Holdings Corp. (a)(d)	6.625	10/15/18	85,000

	Diversified Banks 0.7%
310	TMD Friction Finance SA (Luxembourg)(a)	10.750	05/15/17	420,495

	Diversified Media 1.0%
545	AMC Entertainment, Inc.	8.750	06/01/19	577,019

	Environmental & Facilities Services 0.2%
130	Energy Solutions, Inc./ Energy Solutions LLC(a)	10.750	08/15/18	141,050

	Fertilizers & Agricultural Chemicals 0.3%
175	CF Industries, Inc.	7.125	05/01/20	191,406

	Financial 6.0%
765	CB Richard Ellis Services, Inc.	11.625	06/15/17	890,269
825	CIT Group, Inc.	7.000	05/01/14	825,000
665	CIT Group, Inc.	7.000	05/01/17	653,362
70	International Lease Finance Corp. (a)	6.500	09/01/14	75,180
175	International Lease Finance Corp. (a)	6.750	09/01/16	188,016
175	International Lease Finance Corp. (a)	7.125	09/01/18	188,563
737	International Lease Finance Corp. (a)	8.750	03/15/17	801,487

				3,621,877

See accompanying notes which are integral part of this schedule.	5

Invesco Van Kampen High Income Trust II
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Food & Drug 1.2%
$355	Axcan Intermediate Holdings, Inc.	12.750%	03/01/16	$363,875
365	SUPERVALU, Inc.	7.500	11/15/14	367,737

				731,612

	Food & Tobacco 2.9%
465	Constellation Brands, Inc.	7.250	05/15/17	494,062
1,050	JBS USA LLC Finance, Inc.	11.625	05/01/14	1,223,250

				1,717,312

	Forest Products 0.5%
320	P.H. Glatfelter Co.	7.125	05/01/16	326,977

	Gaming & Leisure 5.4%
620	Ameristar Casinos, Inc.	9.250	06/01/14	665,725
295	Harrah’s Operating Co., Inc.	5.625	06/01/15	190,275
795	Harrah’s Operating Co., Inc.	11.250	06/01/17	874,500
860	Las Vegas Sands Corp.	6.375	02/15/15	873,975
245	MGM Mirage, Inc.	13.000	11/15/13	289,100
350	Scientific Games International, Inc.	9.250	06/15/19	377,125

				3,270,700

	Gas Utilities 0.8%
285	Ferrellgas LP	6.750	05/01/14	289,275
190	Suburban Propane Partners LLC/Suburban Energy Finance Corp.	7.375	03/15/20	202,825

				492,100

	Health Care 4.1%
500	Apria Healthcare Group, Inc.	12.375	11/01/14	558,750
665	FMC Finance III SA (Luxembourg)	6.875	07/15/17	714,096
25	Healthsouth Corp (d).	7.250	10/01/18	25,562
65	Healthsouth Corp (d).	7.750	09/15/22	65,813

See accompanying notes which are integral part of this schedule.	6

Invesco Van Kampen High Income Trust II
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Health Care (continued)
$455	Healthsouth Corp.	10.750%	06/15/16	$502,775
165	Invacare Corp.	9.750	02/15/15	176,963
350	Tenet Healthcare Corp.	10.000	05/01/18	401,625

				2,445,584

	Health Care Equipment 0.5%
255	DJO Finance LLC/DJO Finance Corp.	10.875	11/15/14	279,225

	Health Care Facilities 3.6%
675	Community Health Systems, Inc.	8.875	07/15/15	718,875
1,345	HCA, Inc.	7.875	02/15/20	1,479,500

				2,198,375

	Health Care Services 0.2%
75	Omnicare, Inc.	7.750	06/01/20	76,781
65	Universal Hospital Services, Inc. (f)	8.500	06/01/15	66,138

				142,919

	Highways & Railtracks 0.2%
100	Abertis Infraestructuras SA (Spain)	4.625	10/14/16	135,614

	Homebuilding 0.4%
245	M/I Homes, Inc.	6.875	04/01/12	245,613

	Hotels, Resorts & Cruise Lines 0.3%
195	Royal Caribbean Cruises, Ltd. (Liberia)	6.875	12/01/13	205,979

	Household Products 0.3%
180	Central Garden and Pet Co.	8.250	03/01/18	184,500

	Housing 2.3%
888	Interface, Inc., Ser B	9.500	02/01/14	919,635

See accompanying notes which are integral part of this schedule.	7

Invesco Van Kampen High Income Trust II
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Housing (continued)
$460	K. Hovnanian Enterprises, Inc.	10.625%	10/15/16	$462,300

				1,381,935

	Independent Energy 0.3%
160	Pioneer Natural Resources Co.	6.650	03/15/17	171,052

	Industrial Machinery 0.6%
35	Mueller Water Products, Inc. (a)	8.750	09/01/20	37,450
290	SPX Corp. (a)	6.875	09/01/17	308,125

				345,575

	Information Technology 4.3%
435	Expedia, Inc.	8.500	07/01/16	478,228
325	NXP BV/NXP Funding LLC (Netherlands)	7.875	10/15/14	337,187
765	Unisys Corp. (a)	14.250	09/15/15	916,088
955	Vangent, Inc.	9.625	02/15/15	879,794

				2,611,297

	Integrated Telecommunication Services 1.4%
530	Intelsat Jackson Holdings SA (Luxembourg) (a)	7.250	10/15/20	535,300
315	Qwest Communications International, Inc. (a)	7.125	04/01/18	330,356

				865,656

	Investment Banking & Brokerage 0.4%
255	E*Trade Financial Corp.	7.875	12/01/15	247,350

	Leisure Products 0.6%
35	Toys R US — Delaware, Inc. (a)	7.375	09/01/16	36,225
340	Universal City Development Partners Ltd. / UCDP Finance, Inc.	8.875	11/15/15	352,750

				388,975

See accompanying notes which are integral part of this schedule.	8

Invesco Van Kampen High Income Trust II
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Life & Health Insurance 0.3%
$170	Aflac, Inc.	6.900%	12/17/39	$188,319

	Life Sciences Tools & Services 0.3%
175	Patheon, Inc. (Canada) (a)	8.625	04/15/17	180,688

	Manufacturing 2.3%
330	Baldor Electric Co.	8.625	02/15/17	354,750
1,000	RBS Global, Inc. & Rexnord Corp.	8.500	05/01/18	1,030,000

				1,384,750

	Metals 1.5%
245	Foundation PA Coal Co.	7.250	08/01/14	251,738
660	Novelis, Inc. (Canada)	7.250	02/15/15	678,150

				929,888

	Movies & Entertainment 0.3%
165	Cinemark USA, Inc.	8.625	06/15/19	176,550

	Multi-Line Insurance 2.3%
75	American International Group, Inc. (e)	8.175	05/15/58	75,000
90	Crum & Forster Holdings Corp.	7.750	05/01/17	94,950
185	Hartford Financial Services Group, Inc. (e)	8.125	06/15/38	186,915
509	Liberty Mutual Group, Inc., Ser A (a)	7.800	03/15/37	485,030
435	Nationwide Mutual Insurance Co. (a)	9.375	08/15/39	518,831

				1,360,726

	Office Services & Supplies 0.2%
105	IKON Office Solutions, Inc.	6.750	12/01/25	108,806

See accompanying notes which are integral part of this schedule.	9

Invesco Van Kampen High Income Trust II
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil & Gas Drilling 0.1%
$45	Pride International, Inc.	6.875%	08/15/20	$48,881

	Oil & Gas Equipment & Services 1.0%
160	Bristow Group, Inc.	7.500	09/15/17	165,400
430	Key Energy Services, Inc.	8.375	12/01/14	455,800

				621,200

	Oil & Gas Exploration & Production 10.2%
175	Anadarko Petroleum Corp.	6.375	09/15/17	192,008
750	Chesapeake Energy Corp.	9.500	02/15/15	869,062
280	Cimarex Energy Co.	7.125	05/01/17	295,050
80	Continental Resources, Inc. (a)	7.125	04/01/21	82,750
165	Continental Resources, Inc. (a)	7.375	10/01/20	174,075
130	Continental Resources, Inc.	8.250	10/01/19	143,325
230	Encore Acquisition Co.	9.500	05/01/16	258,462
200	EXCO Resources, Inc.	7.500	09/15/18	198,500
255	Forest Oil Corp.	7.250	06/15/19	261,375
100	Harvest Operations Corp. (Canada) (a)(d)	6.875	10/01/17	102,250
250	Hilcorp Energy/Finance Corp. (a)	7.750	11/01/15	253,750
650	McMoRan Exploration Co.	11.875	11/15/14	717,437
730	Newfield Exploration Co.	6.625	09/01/14	747,338
195	Newfield Exploration Co.	7.125	05/15/18	208,650
155	Petrohawk Energy Corp. (a)	7.250	08/15/18	158,681
450	PetroHawk Energy Corp.	7.875	06/01/15	474,188
210	Plains Exploration & Production Co.	7.625	06/01/18	221,813
370	Plains Exploration & Production Co.	7.750	06/15/15	389,425
235	Range Resources Corp.	7.500	05/15/16	246,456
140	Whiting Petroleum Corp.	6.500	10/01/18	143,500

				6,138,095

See accompanying notes which are integral part of this schedule.	10

Invesco Van Kampen High Income Trust II
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil & Gas Refining & Marketing 1.7%
$170	Petroplus Finance Ltd. (Bermuda) (a)	6.750%	05/01/14	$155,550
440	Tesoro Corp.	6.500	06/01/17	432,850
450	United Refining Co.	10.500	08/15/12	415,688

				1,004,088

	Oil & Gas Storage & Transportation 2.9%
445	Copano Energy LLC/Copano Energy Finance Corp.	8.125	03/01/16	456,125
445	Inergy LP	8.250	03/01/16	467,250
435	Markwest Energy Partners LLC/Markwest Energy Finance Corp.	8.750	04/15/18	473,062
135	Overseas Shipholding Group, Inc.	8.125	03/30/18	140,738
225	Regency Energy Partners LP/Regency Energy Finance Corp.	8.375	12/15/13	236,250

				1,773,425

	Packaged Foods & Meats 0.3%
175	Chiquita Brands International, Inc.	8.875	12/01/15	180,031

	Paper 1.1%
635	Sappi Papier Holding AG (Austria) (a)	6.750	06/15/12	646,501

	Paper Products 1.2%
540	Mercer International, Inc.	9.250	02/15/13	541,350
170	Neenah Paper, Inc.	7.375	11/15/14	171,063

				712,413

	Personal Products 0.0%
20	NBTY, Inc. (a)(d)	9.000	10/01/18	21,100

See accompanying notes which are integral part of this schedule.	11

Invesco Van Kampen High Income Trust II
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pharmaceuticals 0.4%
145	Elan Finance PLC / Elan Finance Corp. (Ireland) (a)	8.750	10/15/16	145,181
30	Mylan, Inc. (a)	7.875	07/15/20	32,175
35	Valeant Pharmaceuticals International (a)	6.750	10/01/17	35,875
35	Valeant Pharmaceuticals International (a)	7.000	10/01/20	35,875

				249,106

	Pipelines 2.0%
1,000	El Paso Corp.	12.000	12/12/13	1,227,500

	Publishing 2.9%
70	Gannett Co., Inc. (a)	6.375	09/01/15	69,519
45	Gannett Co., Inc. (a)	7.125	09/01/18	44,325
455	Gannett Co., Inc.	9.375	11/15/17	500,500
1,000	Nielsen Finance LLC / Nielsen Finance Co.	11.625	02/01/14	1,142,500

				1,756,844

	Railroads 0.4%
246	Kansas City Southern de Mexico SA de CV (Mexico) (a)	8.000	02/01/18	266,194

	Regional Banks 1.3%
280	Regions Financial Corp.	7.375	12/10/37	263,298
535	Zions Bancorp	5.500	11/16/15	529,650

				792,948

	Retail 4.4%
815	Brown Shoe Co., Inc.	8.750	05/01/12	835,375
850	Oxford Industries, Inc.	11.375	07/15/15	958,375

See accompanying notes which are integral part of this schedule.	12

Invesco Van Kampen High Income Trust II
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Retail (continued)
$790	Sally Holdings LLC/Sally Capital, Inc.	9.250%	11/15/14	$832,462

				2,626,212

	Semiconductor Equipment 2.1%
400	Amkor Technologies, Inc. (a)	7.375	05/01/18	407,000
490	Freescale Semiconductor, Inc. (f)	9.125	12/15/14	492,450
361	Freescale Semiconductor, Inc. (a)	9.250	04/15/18	375,440

				1,274,890

	Services 1.4%
470	ARAMARK Corp.	8.500	02/01/15	491,150
330	Ticketmaster Entertainment, Inc.	10.750	08/01/16	362,175

				853,325

	Specialized REIT’s 0.4%
60	Omega Healthcare Investors, Inc. (a)	6.750	10/15/22	59,775
155	Senior Housing Properties Trust	6.750	04/15/20	162,169

				221,944

	Specialty Chemicals 1.8%
200	Ferro Corp.	7.875	08/15/18	208,000
645	Huntsman International LLC	7.375	01/01/15	659,512
225	PolyOne Corp.	7.375	09/15/20	232,313

				1,099,825

	Specialty Stores 0.8%
230	General Nutrition Centers, Inc. (f)	5.750	03/15/14	228,850
240	Michael Stores, Inc.	10.000	11/01/14	254,100

				482,950

	Steel 1.4%
165	AK Steel Corp.	7.625	05/15/20	169,125
255	Steel Dynamics, Inc.	7.750	04/15/16	265,837
140	United States Steel Corp.	7.000	02/01/18	143,850

See accompanying notes which are integral part of this schedule.	13

Invesco Van Kampen High Income Trust II
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Steel (continued)
$15	United States Steel Corp.	7.375%	04/01/20	$15,713
90	Vale Overseas Ltd. (Cayman Islands)	4.625	09/15/20	92,602
140	Vale Overseas Ltd. (Cayman Islands)	6.875	11/10/39	161,577

				848,704

	Technology 1.2%
725	Sungard Data Systems, Inc.	9.125	08/15/13	741,537

	Telecommunications 2.2%
280	Angel Lux Common SA (Luxembourg) (a)	8.875	05/01/16	299,950
235	Inmarsat Finance PLC (United Kingdom) (a)	7.375	12/01/17	247,925
750	Intelsat Corp.	9.250	06/15/16	804,375

				1,352,250

	Textiles 0.8%
45	Invista (a)	9.250	05/01/12	45,788
420	Levi Strauss & Co.	7.625	05/15/20	436,800

				482,588

	Tires & Rubber 0.7%
425	Cooper Tire & Rubber Co.	8.000	12/15/19	439,875

	Trading Companies & Distributors 2.1%
320	Ashtead Capital, Inc. (a)	9.000	08/15/16	336,000
485	H&E Equipment Services, Inc.	8.375	07/15/16	485,000
120	United Rentals North America, Inc.	7.000	02/15/14	120,600
310	United Rentals North America, Inc.	7.750	11/15/13	314,650

				1,256,250

	Transportation 0.2%
120	KAR Auction Services, Inc.	8.750	05/01/14	125,100

	Travel Services 1.9%
190	Carlson Wagonlit BV (Netherlands) (a)(b)	6.649	05/01/15	244,124
175	Travelport LLC (a)	9.000	03/01/16	175,219

See accompanying notes which are integral part of this schedule.	14

Invesco Van Kampen High Income Trust II
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Travel Services (continued)
$303	Travelport, LLC	9.875%	09/01/14	$314,741
360	Travelport, LLC	11.875	09/01/16	389,250

				1,123,334

	Trucking 0.8%
175	Hertz Corp. (a)	7.500	10/15/18	175,219
305	Hertz Corp.	8.875	01/01/14	314,531

				489,750

	Utility 3.4%
775	AES Corp.	7.750	03/01/14	833,125
405	IPALCO Enterprises, Inc.	8.625	11/14/11	428,287
260	NRG Energy, Inc.	7.375	02/01/16	267,800
520	NRG Energy, Inc.	7.375	01/15/17	534,300

				2,063,512

	Wireless 3.6%
450	SBA Telecommunications, Inc.	8.250	08/15/19	492,750
130	Sprint Capital Corp.	6.875	11/15/28	120,087
750	Sprint Capital Corp.	6.900	05/01/19	756,563
725	Wind Acquisition Finance SA (Luxembourg) (a)	12.000	12/01/15	772,125

				2,141,525

	Wireless Telecommunication Services 3.2%
590	Cleawire Communications LLC/Clearwire Finance, Inc. (a)	12.000	12/01/15	640,150
305	Cricket Communications, Inc.	7.750	05/15/16	326,731
100	Digicel Group, Ltd. (Bermuda) (a)	8.875	01/15/15	102,125
255	Digicel Ltd. (Bermuda) (a)	8.250	09/01/17	268,388
170	MetroPCS Wireless, Inc.	7.875	09/01/18	174,356

See accompanying notes which are integral part of this schedule.	15

Invesco Van Kampen High Income Trust II
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireless Telecommunication Services (continued)
$400	Sprint Nextel Corp.	8.375%	08/15/17	$433,000

				1,944,750

	Total Corporate Bonds 139.5%			84,106,381

Equities 0.6%
Ally Financial, Inc. (287 Preferred Shares) (a)				258,363
Citigroup Capital XIII (4,675 Preferred Shares) (e)				116,875
Hosiery Corp. of America, Inc., Class A (1,000 Common Shares) (h)				0

Total Equities 0.6%				375,238

Total Long-Term Investments 140.1% (Cost $78,528,534)				84,481,619

Money Market Funds 0.8%
Liquid Assets Portfolio-Institutional Class (g)				232,505
Premier Portfolio-Institutional Class (g)				232,505

Total Money Market Funds 0.8% (Cost $465,010)				465,010

Total Investments 140.9% (Cost $78,993,544)				84,946,629

Foreign Currency 0.2% (Cost $131,546)				133,113

Borrowing (43.1%)				(26,000,000)

Other Assets in Excess of Liabilities 2.0%				1,220,934

Net Assets 100.0%				$60,300,676

Percentages are calculated as a percentage of net assets.

See accompanying notes which are integral part of this schedule.	16

Invesco Van Kampen High Income Trust II
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Floating Rate Coupon

(c)	Non-income producing as security is in default.

(d)	Security purchased on a when-issued or delayed delivery basis.

(e)	Variable Rate Coupon

(f)	Payment-in-kind security.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

(h)	Non-income producing security.
REIT — Real Estate Investment Trust

See accompanying notes which are integral part of this schedule.	17

Invesco Van Kampen High Income Trust II
September 30, 2010
(Unaudited)
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	Prices are based on quoted prices in active markets for identical investments.

Level 2—	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3—	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2010 in valuing the Trust’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$84,106,381	$—	$84,106,381
Equity Securities	465,010	375,238	—	840,248

Total	$465,010	$84,481,619	$—	$84,946,629

Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,925,912

Aggregate unrealized (depreciation) of investment securities	(40,306)

Net unrealized appreciation of investment securities	$5,885,606

Cost of investments for tax purposes is $79,061,023.

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen High Income Trust II

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: November 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: November 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.